Accounts receivable and other (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other current receivables [abstract]
Trade receivables	$ 49,387	$ 33,746
Value added tax and other taxes recoverable	29,465	19,679
Other receivables and advances	21,097	13,610
Prepaid expenses and deposits	19,997	23,940
Investment in marketable securities and debt securities	2,832	138
Accounts receivable and other	$ 122,778	$ 91,113